Share Capital - Schedule of Issued and Outstanding Common Shares (Details) - Issued Capital [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share Capital [Line Items]
Opening balance	22,402
Opening balance	$ 46,125,397
Number of Common shares, Shares issued on conversion of convertible note	38,156
Amount of Common shares, Shares issued on conversion of convertible note	$ 4,617,286
Number of Common shares, Shares issued on conversion of convertible note warrants	22,876
Amount of Common shares, Shares issued on conversion of convertible note warrants	$ 639,954
Number of Common shares, Shares issued for ELOC	218,900
Amount of Common shares, Shares issued for ELOC	$ 6,692,495
Number of Common shares, Commitment shares ELOC	3,392
Amount of Common shares, Commitment shares ELOC	$ 187,500
Number of Common shares, Share issuance costs for ELOC
Amount of Common shares, Share issuance costs for ELOC	$ (469,600)
Number of Common shares, Warrant exchange	1,104
Amount of Common shares, Warrant exchange	$ 192,060
Number of Common shares, Shares issued to third party advisors	586
Amount of Common shares, Shares issued to third party advisors	$ 241,379	$ 2,136,340
Number of Common shares, Shares issued on conversion of PGI promissory notes	47,265
Amount of Common shares, Shares issued on conversion of PGI promissory notes	$ 988,569
Number of Common shares, Shares issued on conversion of NCAC promissory notes	52,275
Amount of Common shares, Shares issued on conversion of NCAC promissory notes	$ 1,096,358
Number of Common shares, Shares issued for PsyLabs share exchange	35,594
Amount of Common shares, Shares issued for PsyLabs share exchange	$ 722,033
Number of Common shares, Share issued for PIPE financing	47,679
Amount of Common shares, Share issued for PIPE financing	$ 313,628
Number of Common shares, Share issuance costs for PIPE financing
Amount of Common shares, Share issuance costs for PIPE financing	$ (40,449)
Number of Common shares, Shares issued for PIPE pre-funded warrants exercised	77,792
Amount of Common shares, Shares issued for PIPE pre-funded warrants exercised	$ 511,690
Number of Common shares, Shares issuance costs for PIPE pre-funded warrants exercised
Amount of Common shares, Shares issuance costs for PIPE pre-funded warrants exercised	$ (65,995)
Number of Common shares, Ending balance	568,021	22,402
Amount of Common shares Ending balance	$ 61,752,305	$ 46,125,397